OneAscent Large Cap Core ETF
Schedule of Investments
May 31, 2025 - (Unaudited)
COMMON STOCKS — 99 .50 % Shares Fair Value
Communications — 9 .90%
Alphabet, Inc., Class C 15,333 $ 2,650,309
Alphabet, Inc., Class A 16,569 2,845,561
AT&T, Inc. 39,328 1,093,319
Booking Holdings, Inc. 177 976,851
Charter Communications, Inc., Class A
(a)
1,229 487,016
Comcast Corp., Class A 24,513 847,414
Electronic Arts, Inc. 2,309 331,987
Fox Corp., Class A 3,690 202,729
Fox Corp., Class B 3,620 182,014
GoDaddy, Inc., Class A
(a)
2,249 409,655
News Corp., Class A 10,625 300,050
Pinterest, Inc., Class A
(a)
9,303 289,416
Roku, Inc.
(a)
3,114 225,640
T-Mobile US, Inc. 3,210 777,462
VeriSign, Inc.
(a)
1,601 436,224
Verizon Communications, Inc. 24,118 1,060,227
Warner Bros. Discovery, Inc.
(a)
27,367 272,849
Zillow Group, Inc., Class A
(a)
2,781 184,019
13,572,742
Consumer Discretionary — 11 .13%
Airbnb, Inc., Class A
(a)
4,200 541,800
Amazon.com, Inc.
(a)
27,220 5,580,373
AutoZone, Inc.
(a)
99 369,571
Axon Enterprise, Inc.
(a)
275 206,349
Best Buy Co., Inc. 2,710 179,619
BorgWarner, Inc. 7,913 261,841
CarMax, Inc.
(a)
1,999 128,856
Chipotle Mexican Grill, Inc.
(a)
5,033 252,053
Copart, Inc.
(a)
5,728 294,877
Deckers Outdoor Corp.
(a)
1,250 131,900
DoorDash, Inc., Class A
(a)
2,548 531,640
eBay, Inc. 3,119 228,217
Expedia Group, Inc.
(a)
2,282 380,524
Ford Motor Co. 35,483 368,314
General Motors Co. 9,133 453,088
Hilton Worldwide Holdings, Inc. 760 188,814
Home Depot, Inc. (The) 4,181 1,539,820
Lowe's Cos., Inc. 3,216 725,947
Marriott International, Inc., Class A 1,431 377,541
McDonald's Corp. 2,861 897,924
O'Reilly Automotive, Inc.
(a)
334 456,745
Ross Stores, Inc. 2,031 284,523
Royal Caribbean Cruises Ltd. 1,010 259,540
Tractor Supply Co. 4,049 195,972
Williams-Sonoma, Inc. 1,304 210,935
Yum! Brands, Inc. 1,480 213,031
15,259,814

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
COMMON STOCKS — 99.50% - continued Shares Fair Value
Consumer Staples — 5 .57%
Coca-Cola Co. (The) 19,384 $ 1,397,587
Colgate-Palmolive Co. 1,322 122,867
Hershey Co. (The) 1,321 212,271
Keurig Dr Pepper, Inc. 6,942 233,737
Kroger Co. (The) 3,187 217,449
Mondelez International, Inc., Class A 6,766 456,638
Monster Beverage Corp.
(a)
4,912 314,122
PepsiCo, Inc. 6,670 876,772
Procter & Gamble Co. (The) 8,466 1,438,288
Sprouts Farmers Market, Inc.
(a)
1,193 206,222
Sysco Corp. 2,806 204,838
Wal-Mart Stores, Inc. 19,818 1,956,433
7,637,224
Energy — 2 .49%
Chevron Corp. 5,874 802,976
ConocoPhillips 4,533 386,892
EOG Resources, Inc. 1,726 187,392
Exxon Mobil Corp. 14,154 1,447,953
Kinder Morgan, Inc. 5,479 153,631
Schlumberger Ltd. 5,770 190,699
Williams Cos., Inc. (The) 3,954 239,257
3,408,800
Financials — 11 .52%
American Express Co. 2,278 669,846
Ameriprise Financial, Inc. 364 185,363
Aon PLC, Class A 1,016 378,033
Apollo Global Management, Inc. 2,741 358,221
Arthur J. Gallagher & Co. 660 229,310
Bank of America Corp. 26,776 1,181,625
Bank of New York Mellon Corp. (The) 2,923 259,007
Berkshire Hathaway, Inc., Class B
(a)
5,740 2,892,731
BlackRock, Inc. 653 639,868
Blackstone Group L.P. (The), Class A 3,877 537,973
Capital One Financial Corp. 1,645 311,152
Charles Schwab Corp. (The) 6,417 566,878
Chubb Ltd. 1,033 307,008
CME Group, Inc. 1,420 410,380
Interactive Brokers Group, Inc., Class A 1,406 294,810
Intercontinental Exchange, Inc. 2,163 388,907
JPMorgan Chase & Co. 9,252 2,442,528
Marsh & McLennan Cos., Inc. 2,624 613,124
Morgan Stanley 7,224 924,889
Nasdaq, Inc. 3,091 258,222
Otis Worldwide Corp. 3,615 344,690
PayPal Holdings, Inc.
(a)
4,419 310,567
PNC Financial Services Group, Inc. (The) 1,301 226,127
Progressive Corp. (The) 2,099 598,068
Truist Financial Corp. 4,763 188,139

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
COMMON STOCKS — 99.50% - continued Shares Fair Value
Financials — 11.52% - continued
U.S. Bancorp 6,562 $ 286,037
15,803,503
Health Care — 7 .89%
Abbott Laboratories 6,761 903,135
Agilent Technologies, Inc. 2,168 242,643
Amgen, Inc. 1,471 423,913
Boston Scientific Corp.
(a)
6,436 677,453
Bristol-Myers Squibb Co. 7,597 366,783
Cardinal Health, Inc. 2,034 314,131
Cigna Corp. 1,417 448,679
Danaher Corp. 3,163 600,654
DexCom, Inc.
(a)
2,129 182,668
Edwards LifeSciences Corp.
(a)
3,526 275,804
Elevance Health, Inc. 1,203 461,760
Eli Lilly & Co. 2,441 1,800,652
GE HealthCare Technologies, Inc. 2,428 171,271
Gilead Sciences, Inc. 3,666 403,553
Humana, Inc. 1,054 245,719
IDEXX Laboratories, Inc.
(a)
692 355,245
Merck & Co., Inc. 8,848 679,880
Mettler-Toledo International, Inc.
(a)
224 258,836
Molina Healthcare, Inc.
(a)
435 132,692
ResMed, Inc. 919 224,962
Stryker Corp. 1,841 704,440
Vertex Pharmaceuticals, Inc.
(a)
669 295,731
Waters Corp.
(a)
556 194,177
Zoetis, Inc., Class A 2,668 449,906
10,814,687
Industrials — 7 .88%
3M Co. 1,800 267,030
Amphenol Corp., Class A 7,000 629,510
Carrier Global Corp. 3,810 271,272
Caterpillar, Inc. 2,007 698,497
Cintas Corp. 1,686 381,879
CSX Corp. 6,919 218,571
Cummins, Inc. 670 215,392
Deere & Co. 1,236 625,737
Eaton Corp. plc 1,951 624,710
Expeditors International of Washington, Inc. 1,733 195,361
GE Vernova, LLC 1,167 551,968
General Electric Co. 3,501 860,931
Honeywell International, Inc. 2,808 636,489
Howmet Aerospace, Inc. 1,015 172,438
Illinois Tool Works, Inc. 1,301 318,849
Johnson Controls International plc 3,784 383,584
Keysight Technologies, Inc.
(a)
1,559 244,825
Lockheed Martin Corp., Class B 641 309,206
Norfolk Southern Corp. 988 244,155

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
COMMON STOCKS — 99.50% - continued Shares Fair Value
Industrials — 7.88% - continued
Old Dominion Freight Line, Inc. 1,280 $ 205,018
Parker-Hannifin Corp. 489 325,038
RTX Corp. 4,591 626,579
Transdigm Group, Inc. 211 309,839
Union Pacific Corp. 3,091 685,150
United Airlines Holdings, Inc.
(a)
3,799 301,812
United Parcel Service, Inc., Class B 3,291 321,004
Verisk Analytics, Inc. 598 187,856
10,812,700
Materials — 1 .36%
Air Products & Chemicals, Inc. 738 205,836
Ecolab, Inc. 1,179 313,166
Linde plc 2,151 1,005,764
Sherwin-Williams Co. (The) 932 334,411
1,859,177
Real Estate — 0 .92%
CBRE Group, Inc., Class A
(a)
4,264 533,085
Crown Castle International Corp. 4,599 461,510
Jones Lang LaSalle, Inc.
(a)
1,179 262,563
1,257,158
Technology — 38 .38%
Adobe, Inc.
(a)
1,666 691,540
Advanced Micro Devices, Inc.
(a)
5,794 641,570
Analog Devices, Inc. 2,936 628,245
Applied Materials, Inc. 3,625 568,219
Arista Networks, Inc.
(a)
9,393 813,810
Autodesk, Inc.
(a)
1,101 326,028
Automatic Data Processing, Inc. 1,740 566,422
Broadcom, Inc. 13,609 3,294,331
Cadence Design Systems, Inc.
(a)
1,231 353,383
Ciena Corp.
(a)
6,261 501,256
Cisco Systems, Inc. 31,504 1,986,012
Corning, Inc. 16,324 809,507
Credo Technology Group Holding Ltd.
(a)
3,383 206,228
Crowdstrike Holdings, Inc., Class A
(a)
1,014 477,969
Dell Technologies, Inc., Class C 2,836 315,562
F5, Inc.
(a)
2,348 670,072
Fiserv, Inc.
(a)
2,566 417,719
Fortinet, Inc.
(a)
2,878 292,923
Gartner, Inc.
(a)
366 159,730
HP, Inc. 6,949 173,030
Intel Corp. 17,793 347,853
InterDigital, Inc. 1,190 258,539
International Business Machines Corp. 3,272 847,644
Intuit, Inc. 1,182 890,602
Jabil, Inc. 1,561 262,264
Juniper Networks, Inc. 11,430 410,680
KLA Corp. 738 558,577

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
COMMON STOCKS — 99.50% - continued Shares Fair Value
Technology — 38.38% - continued
Lam Research Corp. 6,605 $ 533,618
MasterCard, Inc., Class A 3,049 1,785,494
Microchip Technology, Inc. 6,139 356,308
Micron Technology, Inc. 4,627 437,066
Microsoft Corp. 21,226 9,771,602
Monolithic Power Systems, Inc. 361 238,946
Moody's Corp. 999 478,841
Motorola Solutions, Inc. 2,229 925,882
MSCI, Inc. 482 271,858
NetApp, Inc. 2,309 228,960
NVIDIA Corp. 67,600 9,134,788
Oracle Corp. 6,091 1,008,243
Palantir Technologies, Inc., Class A
(a)
6,510 857,888
Palo Alto Networks, Inc.
(a)
2,473 475,855
Qualcomm, Inc. 4,096 594,739
Roper Technologies, Inc. 327 186,478
S&P Global, Inc. 1,500 769,290
Salesforce, Inc. 3,333 884,478
Seagate Technology PLC 2,761 325,632
ServiceNow, Inc.
(a)
831 840,216
Synopsys, Inc.
(a)
777 360,512
Texas Instruments, Inc. 4,703 859,944
Uber Technologies, Inc.
(a)
9,237 777,386
Ubiquiti, Inc. 824 325,719
Visa, Inc., Class A 6,115 2,233,137
Workday, Inc., Class A
(a)
1,100 272,481
Zebra Technologies Corp., Class A
(a)
830 240,509
52,645,585
Utilities — 2 .46%
American Water Works Co., Inc. 1,266 181,000
Constellation Energy Corp. 1,607 491,983
Dominion Energy, Inc. 3,601 204,069
Duke Energy Corp. 3,443 405,310
NextEra Energy, Inc. 8,394 592,951
Public Service Enterprise Group, Inc. 2,356 190,907
Sempra 5,154 405,053
Southern Co. (The) 5,745 517,050
Vistra Energy Corp. 2,414 387,616
3,375,939
Total Common Stocks/ Investments — 99 .50% (Cost $ 120,171,388 ) 136,447,329
Other Assets in Excess of Liabilities — 0.50% 685,049
NET ASSETS — 100.00% $ 137,132,378
(a) Non-income producing security.

OneAscent Core Plus Bond ETF
Schedule of Investments
May 31, 2025 - (Unaudited)
ASSET BACKED SECURITIES — 10.94%
Principal
Amount Fair Value
Aurora (Sunnova) I Issuer, LLC, Series 2023-B, Class C, 6.00%,
8/22/2050
(a)
$ 783,671 $ 468,023
Centersquare Issuer, LLC, Series 2025-1A, Class A2, 5.50%, 3/26/2055
(a)
1,050,000 1,030,926
Century Plaza Towers, Series 2019-CPT, Class B, 3.00%, 11/13/2039
(a)(b)
740,000 659,789
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.31%,
4/15/2042
(a)(b)
3,925,000 41,089
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%,
4/15/2042
(a)(b)
1,000,000 1,009,927
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039
(a)
1,000,000 934,218
Frontier Issuer, LLC, Series 2023-1, Class C, 11.50%, 8/20/2053
(a)
1,000,000 1,059,352
Frontier Issuer, LLC, Series 2024-1, Class C, 11.16%, 6/20/2054
(a)
1,000,000 1,112,466
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B,
5.52%, 2/22/2055
(a)
918,228 884,853
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%,
9/25/2029
(a)
900,000 929,832
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020-
609M, Class A, 6.06%, 10/15/2033 (US0001M + 1.370bps)
(a)(b)
1,000,000 995,374
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053
(a)
735,343 733,987
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053
(a)
500,000 342,415
Mosaic Solar Loan Trust 2024-1, Series 2024-1A, Class D, 10.00%,
9/20/2049
(a)
500,000 350,521
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class
A, 5.91%, 7/15/2036 (US0001M + 1.500bps)
(a)(b)
848,857 805,855
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054
(a)
1,000,000 900,034
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032
(a)
365,224 345,561
STWD Mortgage Trust, Series 2021-LIH, Class B, 6.10%, 11/15/2036
(US0001M + 1.656bps)
(a)(b)
1,100,000 1,095,302
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057
(a)
899,499 831,238
Switch ABS Issuer, Series 2025-1A, Class A2, 5.04%, 3/25/2055
(a)
1,000,000 975,796
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 6/22/2026
(a)
143,319 143,514
Tesla Auto Lease Trust, Series 2024-B, Class A2A, 4.79%, 1/20/2027
(a)
197,187 197,204
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 6/21/2027
(a)
1,170,000 1,173,807
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 6/20/2028
(a)
750,000 755,705
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%,
4/30/2048
(a)
314,669 299,137
Wells Fargo Commercial Mortgage Trust, Series 2024-SVEN, Class X,
0.03%, 6/10/2037
(a)(b)
841,800
Total Asset Backed Securities (Cost $19,230,323) 18,917,725
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.13%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%,
2/25/2032
(b)
1,000,000 884,333
Freddie Mac Multiclass Certificates, Series 2024-P016, Class A2, 4.61%,
9/25/2033
(b)
1,000,000 997,014
Government National Mortgage Association, Series 2023-111, Class ZA,
3.00%, 2/20/2052 105,383 65,929

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.13%
- continued
Principal
Amount Fair Value
Total Collateralized Mortgage Obligations (Cost $2,005,882) $ 1,947,276
CORPORATE BONDS — 42.52%
Communications — 0.60%
Turkcell Iletisim Hizmetleri A/S, 7.65%, 1/24/2032
(a)
$ 1,025,000 1,041,172
Consumer Discretionary — 1.57%
Amazon Conservation DAC, 6.03%, 1/16/2042
(a)
400,000 393,518
Conservation Fund, Series 2019, 3.47%, 12/15/2029 1,000,000 937,924
NHP Foundation (The), 6.00%, 12/1/2033 500,000 531,250
Walmart, Inc., 1.80%, 9/22/2031 1,000,000 861,016
2,723,708
Consumer Staples — 0.95%
PepsiCo, Inc., 3.90%, 7/18/2032 1,100,000 1,048,060
Unilever Capital Corp., 2.63%, 8/12/2051 1,000,000 594,324
1,642,384
Energy — 4.21%
BP Capital Markets America, Inc., 2.77%, 11/10/2050 1,000,000 592,709
ConocoPhillips Co., 5.05%, 9/15/2033 500,000 499,377
Continental Wind, LLC, 6.00%, 2/28/2033
(a)
955,047 984,574
Diamondback Energy, Inc., 5.55%, 4/1/2035 650,000 640,699
Equinor ASA, 3.95%, 5/15/2043 1,000,000 801,046
Occidental Petroleum Corp., 6.05%, 10/1/2054 400,000 347,930
Raizen Fuels Finance S.A., 6.45%, 3/5/2034
(a)
575,000 569,430
Raizen Fuels Finance S.A., 6.95%, 3/5/2054
(a)
1,075,000 987,446
TotalEnergies Capital SA, 5.49%, 4/5/2054 825,000 769,668
TotalEnergies Capital SA, 5.43%, 9/10/2064 1,200,000 1,088,813
7,281,692
Financials — 13.94%
200 Park Funding Trust, 5.74%, 2/15/2055
(a)
975,000 939,002
Ameriprise Financial, Inc., 5.20%, 4/15/2035 1,050,000 1,039,900
Bank of America Corp, 6.63%, Perpetual (H15T5Y + 2.684bps)
(b)
1,000,000 1,018,881
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029 1,000,000 976,943
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037 1,000,000 962,892
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085 (H15T5Y +
2.833bps)
(b)
1,500,000 1,492,616
Consumers 2023 Securitization Funding, LLC, 5.55%, 3/1/2028 602,679 606,569
Export Development Canada, 4.13%, 2/13/2029 1,000,000 1,004,091
Export Development Canada, 4.75%, 6/5/2034 1,000,000 1,023,672
GPS Blue Financing DAC, 5.65%, 11/9/2041
(a)
1,000,000 965,680
Hannon Armstrong Sustainable Infrastructure, 6.38%, 7/1/2034
(a)
1,000,000 979,004
International Bank for Reconstruction & Development, 1.75%, 7/31/2033 1,000,000 995,702
Intesa Sanpaolo S.p.A., MTN, 7.70%, Perpetual (USSW5 + 5.462bps)
(a)(b)
1,000,000 1,003,275
JPMorgan Chase & Co., 5.77%, 4/22/2035 (SOFR + 1.490bps)
(b)
500,000 516,210
KFW, 4.38%, 2/28/2034 1,000,000 999,409
M&T Bank Corp., 4.83%, 1/16/2029 (SOFRRATE + 0.930bps)
(b)
1,000,000 1,001,600
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042
(H15T5Y + 3.982bps)
(a)(b)
1,000,000 1,017,962

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
CORPORATE BONDS — 42.52% - continued
Principal
Amount Fair Value
Financials — 13.94%- continued
NatWest Group plc, 8.13%, Perpetual (H15T5Y + 3.752bps)
(b)
$ 1,000,000 $ 1,059,039
Omnis Funding Trust, 6.72%, 5/15/2055
(a)
1,025,000 1,029,319
Private Export Funding Corp., 4.60%, 2/15/2034 1,000,000 999,747
Province of Quebec Canada, 1.90%, 4/21/2031 1,000,000 876,700
Starwood Property Trust, Inc., 6.50%, 10/15/2030
(a)
803,000 814,644
UBS Group A.G., 6.30%, Perpetual (H15T1Y + 2.000bps)
(a)(b)
1,000,000 1,055,990
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)
(a)(b)
625,000 682,055
WLB Asset VI Pte Ltd., 7.25%, 12/21/2027
(a)
1,000,000 1,042,577
24,103,479
Industrials — 2.25%
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%,
6/10/2028 1,168,968 1,096,167
Siemens Funding B.V., 5.20%, 5/28/2035
(a)
1,325,000 1,326,479
Tote Shipholdings, LLC, 3.40%, 10/16/2040 881,000 765,014
Vessel Management Services, Inc., 3.48%, 1/16/2037 797,000 706,663
3,894,323
Insurance — 0.52%
USAA Capital Corp., 2.13%, 5/1/2030
(a)
1,000,000 900,609
Materials — 2.37%
Alcoa Nederland Holding BV, 7.13%, 3/15/2031
(a)
1,030,000 1,069,881
Dow Chemical Co. (The), 5.60%, 2/15/2054 1,000,000 883,136
FMG Resources Pty Ltd., 6.13%, 4/15/2032
(a)
500,000 499,170
LD Celulose International GmbH, 7.95%, 1/26/2032
(a)
375,000 386,241
Smurfit Westrock Financing DAC, 5.42%, 1/15/2035
(a)
1,275,000 1,268,648
4,107,076
Multi-Nationals — 4.61%
African Development Bank, 5.75%, Perpetual (H15T5Y + 1.575bps)
(b)
1,000,000 963,621
Arab Petroleum Investments Corp., 5.43%, 5/2/2029
(a)
1,000,000 1,025,549
Dominican Republic International Bond, 6.60%, 6/1/2036
(a)
300,000 299,220
European Investment Bank, 0.75%, 9/23/2030 1,000,000 844,846
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033 1,000,000 944,387
International Bank for Reconstruction & Development, EMTN, 0%,
3/31/2028 500,000 486,723
International Development Association, 4.38%, 11/27/2029
(a)
850,000 860,883
International Finance Facility for Immunisation Co., MTN, 1.00%,
4/21/2026 1,000,000 970,963
OPEC Fund for International Development (The), 4.50%, 1/26/2026
(a)
1,000,000 999,743
Serbia International Bond, 6.00%, 6/12/2034
(a)
575,000 570,767
7,966,702
Real Estate — 2.56%
American Homes 4 Rent, 5.50%, 2/1/2034 1,000,000 997,929
Bridge Housing Corp., 3.25%, 7/15/2030 750,000 681,860
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026
(a)
1,000,000 974,122
National Community Renaissance of California, 3.27%, 12/1/2032 1,000,000 850,436
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032 1,000,000 924,084
4,428,431

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
CORPORATE BONDS — 42.52% - continued
Principal
Amount Fair Value
Technology — 0.84%
Apple, Inc., 3.00%, 6/20/2027 $ 1,000,000 $ 980,182
Intel Corp., 4.15%, 8/5/2032 500,000 464,841
1,445,023
Utilities — 8.10%
AES Corp. (The), 2.45%, 1/15/2031 1,580,000 1,350,606
California Buyer Ltd., 6.38%, 2/15/2032
(a)
450,000 444,994
Comision Federal de Electricidad, 5.70%, 1/24/2030
(a)
700,000 688,975
Comision Federal de Electricidad, 6.45%, 1/24/2035
(a)
475,000 457,392
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052 1,000,000 694,404
Liberty Utilities, 2.05%, 9/15/2030
(a)
1,000,000 866,502
MidAmerican Energy Co., 5.30%, 2/1/2055 1,050,000 962,418
New York State Electric & Gas Corp., 2.15%, 10/1/2031
(a)
1,000,000 843,091
NextEra Energy Operating Partners, L.P., 7.25%, 1/15/2029
(a)
1,016,000 1,021,694
Pacific Gas and Electric Co., 6.70%, 4/1/2053 1,000,000 989,767
PG&E Recovery Funding, LLC, 4.84%, 6/1/2033 1,000,000 1,001,568
Public Service Co. of Colorado, 5.75%, 5/15/2054 1,100,000 1,048,915
San Diego Gas & Electric Co., 2.95%, 8/15/2051 1,000,000 608,363
Southern California Edison Co., 5.20%, 6/1/2034 575,000 550,443
Southern California Edison Co., 3.65%, 6/1/2051 1,000,000 638,849
Topaz Solar Farms, LLC, 5.75%, 9/30/2039
(a)
866,984 826,925
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)
(a)(b)
1,000,000 1,017,851
14,012,757
Total Corporate Bonds (Cost $75,630,489) 73,547,356
FOREIGN GOVERNMENT BONDS — 1.14%
Canada Government International Bond, 4.00%, 3/18/2030 1,000,000 1,000,683
Colombia Government International Bond, 8.75%, 11/14/2053 1,000,000 978,750
Total Foreign Government Bonds (Cost $1,976,269) 1,979,433
INTERNATIONAL BONDS — 0.58%
Hashemite Kingdom of Jordan, 3.00%, 6/30/2025 1,000,000 998,479
Total International Bonds (Cost $998,801) 998,479
MUNICIPAL BONDS — 8.17%
California — 1.34%
City & County of San Francisco CA , 5.45%, 6/15/2064 500,000 467,416
Freddie Mac Multifamily ML Certificates, Revenue , 1.51%, 9/25/2037 4,829,204 496,394
San Diego Unified School District/CA, Revenue , 3.97%, 7/1/2029 350,000 346 ,535
San Francisco City & County Public Utilities, Revenue , 4.66%, 10/1/2027 1,000,000 1,008,786
2,319,131
Indiana — 0.00%
(c)
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2 , 10.75%,
12/1/2029
(d)
234,358 23

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
MUNICIPAL BONDS — 8.17% - continued
Principal
Amount Fair Value
Iowa — 0.24%
Iowa Finance Authority, Revenue , 7.00%, 11/1/2027
(a)
$ 415,000 $ 418,965
Maryland — 1.10%
Maryland Economic Development Corp., Revenue , 5.43%, 5/31/2056 750,000 696,954
Maryland Economic Development Corp., Revenue , 5.94%, 5/31/2057 1,250,000 1,221,044
1,917,998
Minnesota — 0.84%
Minnesota Housing Finance Agency, Revenue , 5.90%, 8/1/2049 750,000 726,166
Minnesota Housing Finance Agency, Revenue , 5.95%, 8/1/2054 750,000 728,141
1,454,307
Montana — 0.59%
Gallatin County Industrial Development, Revenue, Series B , 11.50%,
9/1/2027 1,000,000 1,027,386
New Hampshire — 0 .91%
New Hampshire Business Finance Authority , 5.69%, 11/1/2045 750,000 718,823
New Hampshire Business Finance Authority, Revenue , 4.52%, 7/1/2033 850,000 850,000
1,568,823
New York — 1.56%
City of New York NY , 5.09%, 10/1/2049 1,000,000 916,303
Metropolitan Transportation Authority, Revenue , 5.18%, 11/15/2049 75,000 63,752
New York State Energy Research & Development , 6.22%, 4/1/2040 600,000 594,774
New York State Energy Research & Development Authority, Revenue,
Series A , 4.87%, 4/1/2037 788,000 706,211
United Nations Development Corp., Revenue , 6.54%, 8/1/2055 400,000 413,336
2,694,376
Ohio — 0.29%
Columbus Metropolitan Housing Authority, Revenue , 5.05%, 4/1/2030 500,000 494,822
Oregon — 0.44%
State of Oregon , 5.83%, 5/1/2045 750,000 755,465
Pennsylvania — 0.28%
Redevelopment Authority of the City of Philadelphia, Revenue , 5.23%,
9/1/2040 500,000 480,598
Wisconsin — 0.58%
Public Finance Authority , 6.25%, 6/1/2031
(a)
500,000 498,034
Public Finance Authority, Revenue , 5.29%, 7/1/2029 500,000 506,237
1,004,271
Total Municipal Bonds (Cost $14,630,242) 14,136,165
TERM LOANS — 1.72%
Utilities — 1.18%

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
TERM LOANS — 1.72% - continued
Principal
Amount Fair Value
Constellation Renewables, LLC, 7.59%, 12/15/2027 (TSFR1M +
225.000bps)
(b)
$ 859,538 $ 859,001
TerraForm Power Operating, LLC, 6.30%, 5/30/2029 (TSFR1M +
200.000bps)
(b)
648,375 645,133
Vistra Operations Co., LLC, 6.33%, 4/30/2031 (TSFR1M + 200.000bps)
(b)
548,250 539,341
2,043,475
Industrials — 0.54%
LTR Intermediate Holdings, Inc., 9.94%, 5/7/2028 (US0001M +
450.000bps)
(b)
972,292 930,158
Total Term Loans (Cost $3,016,837) 2,973,633
U.S. GOVERNMENT & AGENCIES — 32.13%
Fannie Mae Pool, 4.00% , 5/1/2044 682,766 645,647
Fannie Mae Pool, 2.50% , 8/1/2051 118,541 97,770
Fannie Mae Pool, 2.50% , 12/1/2051 265,437 218,569
Fannie Mae Pool, 2.50% , 2/1/2052 1,950,270 1,608,275
Fannie Mae Pool, 2.50% , 2/1/2052 172,404 142,150
Fannie Mae Pool, 3.00% , 2/1/2052 210,104 179,654
Fannie Mae Pool, 3.00% , 4/1/2052 2,272,588 1,937,311
Fannie Mae Pool, 3.00% , 4/1/2052 2,323,704 2,000,056
Fannie Mae Pool, 3.50% , 4/1/2052 2,274,027 2,020,514
Fannie Mae Pool, 3.50% , 5/1/2052 624,896 555,232
Fannie Mae Pool, 5.00% , 5/1/2052 155,953 151,523
Fannie Mae Pool, 3.00% , 6/1/2052 746,565 635,832
Fannie Mae Pool, 3.50% , 6/1/2052 180,496 160,644
Fannie Mae Pool, 4.00% , 6/1/2052 2,279,173 2,093,493
Fannie Mae Pool, 4.50% , 6/1/2052 399,304 377,409
Fannie Mae Pool, 5.00% , 7/1/2052 398,287 387,177
Fannie Mae Pool, 4.00% , 8/1/2052 1,353,440 1,243,175
Fannie Mae Pool, 4.50% , 8/1/2052 1,776,344 1,678,939
Fannie Mae Pool, 4.00% , 9/1/2052 927,039 849,792
Fannie Mae Pool, 4.50% , 9/1/2052 1,789,305 1,691,251
Fannie Mae Pool, 5.00% , 9/1/2052 284,422 276,415
Fannie Mae Pool, 4.00% , 10/1/2052 1,173,275 1,077,566
Fannie Mae Pool, 4.50% , 10/1/2052 637,714 602,790
Fannie Mae Pool, 5.00% , 10/25/2052 587,904 571,203
Fannie Mae Pool, 4.50% , 11/1/2052 1,218,919 1,152,211
Fannie Mae Pool, 5.00% , 2/1/2053 112,947 109,655
Fannie Mae Pool, 5.50% , 2/1/2053 394,593 391,782
Fannie Mae Pool, 6.00% , 2/1/2053 327,744 331,941
Fannie Mae Pool, 6.00% , 3/1/2053 264,721 268,047
Fannie Mae Pool, 5.50% , 6/1/2053 804,007 797,455
Fannie Mae Pool, 5.00% , 8/1/2053 1,556,595 1,510,820
Fannie Mae Pool, 5.50% , 10/1/2053 2,071,705 2,054,027
Fannie Mae Pool, 6.00% , 1/1/2054 247,740 250,459
Fannie Mae Pool, 5.50% , 4/1/2054 124,753 123,577
Fannie Mae Pool, 5.50% , 5/1/2054 1,993,963 1,975,158

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
U.S. GOVERNMENT & AGENCIES — 32.13% - continued
Principal
Amount Fair Value
Fannie Mae Pool, 6.00% , 6/1/2054 $ 382,005 $ 386,044
Federal Home Loan Mortgage Corp., 3.00% , 5/1/2052 585,715 499,243
Federal National Mortgage Association, 0.88% , 8/5/2030 1,000,000 854,713
Federal National Mortgage Association, 5.00% , 4/1/2053 606,628 588,914
Freddie Mac Pool, 3.00% , 2/1/2052 174,917 150,556
Freddie Mac Pool, 3.00% , 3/1/2052 1,091,969 930,004
Freddie Mac Pool, 4.00% , 4/1/2052 164,059 150,948
Freddie Mac Pool, 3.00% , 6/1/2052 80,310 68,370
Freddie Mac Pool, 3.00% , 6/1/2052 538,291 461,109
Freddie Mac Pool, 5.00% , 6/1/2053 1,405,173 1,363,852
Ginnie Mae II Pool, 3.00% , 12/20/2051 1,798,032 1,567,739
Ginnie Mae II Pool, 3.00% , 1/20/2052 195,713 170,665
Ginnie Mae II Pool, 3.50% , 7/20/2052 1,325,387 1,181,726
Ginnie Mae II Pool, 4.50% , 8/20/2052 864,661 820,990
Ginnie Mae II Pool, 4.00% , 9/20/2052 901,332 829,276
Ginnie Mae II Pool, 4.50% , 10/20/2052 149,096 141,566
Ginnie Mae II Pool, 4.50% , 12/20/2052 634,838 602,190
Ginnie Mae II Pool, 4.50% , 2/20/2053 135,918 128,843
Ginnie Mae II Pool, 5.00% , 2/20/2053 222,190 216,106
Ginnie Mae II Pool, 5.50% , 2/20/2053 86,166 85,878
Ginnie Mae II Pool, 3.00% , 8/20/2053 25,098 21,883
United States Treasury Note, 3.75% , 4/30/2027 1,452,000 1,447,179
United States Treasury Note, 3.88% , 5/31/2027 2,000,000 1,998,555
United States Treasury Note, 3.75% , 5/15/2028 714,000 711,462
United States Treasury Note, 3.88% , 4/30/2030 1,311,000 1,304,855
United States Treasury Note, 4.00% , 4/30/2032 500,000 494,531
United States Treasury Note, 4.25% , 5/15/2035 2,222,000 2,192,663
United States Treasury Note, 5.00% , 5/15/2045 5,454,000 5,494,905
United States Treasury Note, 4.63% , 2/15/2055 559,000 531,923
Total U.S. Government & Agencies (Cost $56,820,036) 55,564,207
Total Investments — 98.33% (Cost $174,308,879 ) 170,064,274
Other Assets in Excess of Liabilities — 1.67% 2,894,024
NET ASSETS — 100.00% $ 172,958,298
(a) Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Less than 0.005%
(d) In default.
EMTN - Euro Medium Term Note
GMTN - Global Medium Term Note
MTN - Medium Term Note

OneAscent International Equity ETF
Schedule of Investments
May 31, 2025 - (Unaudited)
COMMON STOCKS — 91 .33 % Shares Fair Value
Consumer Staples — 3 .17%
Carrefour S.A. (France) 180,398 $ 2,696,344
Dollarama, Inc. (Canada) 30,977 3,983,476
6,679,820
Energy — 4 .33%
CES Energy Solutions Corp. (Canada) 466,526 2,124,389
Secure Waste Infrastructure Corp. (Canada) 362,781 4,049,314
Subsea 7 S.A. (Luxembourg) 172,653 2,940,027
9,113,730
Financials — 12 .74%
AIA Group Ltd. (Hong Kong) 433,229 3,627,245
Alpha Bank AE (Greece) 1,903,616 6,116,296
Bangkok Bank PCL (Thailand) 1,138,167 4,905,295
HDFC Bank Ltd. - ADR (India) 57,814 4,358,597
KBC Group N.V. (Belgium) 79,260 7,825,215
26,832,648
Health Care — 7 .91%
Jeol Ltd. (Japan) 74,859 2,106,140
Olympus Corp. (Japan) 335,928 4,331,045
PeptiDream, Inc. (Japan)
(a)
281,679 3,433,892
Santen Pharmaceutical Co. Ltd. (Japan) 305,734 3,406,276
Straumann Holding AG (Switzerland) 26,339 3,379,093
16,656,446
Industrials — 20 .43%
AP Moller - Maersk A/S, Series B (Denmark) 1,511 2,733,769
Element Fleet Management Corp. (Canada) 205,959 4,906,894
Intertek Group plc (United Kingdom) 56,316 3,631,479
Mitsubishi Electric Corp. (Japan) 314,161 6,340,908
Safran S.A. (France) 16,079 4,771,856
Siemens AG (Germany) 22,291 5,360,166
Sulzer A.G. (Switzerland) 21,603 4,069,944
Vinci S.A. (France) 41,687 5,956,300
Webuild SpA (Italy) 1,288,121 5,250,175
43,021,491
Materials — 11 .75%
Alamos Gold, Inc. (Canada) 194,929 5,047,450
CRH plc (Ireland) 61,403 5,538,018
Givaudan S.A. (Switzerland) 498 2,498,686
Heidelberg Materials A.G. (Germany) 32,322 6,328,257
Mitsubishi Materials Corp. (Japan) 166,868 2,615,884
Rio Tinto plc (United Kingdom) 45,822 2,717,710
24,746,005
Technology — 29 .05%
ASML Holding N.V. (Netherlands) 6,117 4,506,822
Canon, Inc. (Japan) 134,219 4,134,437
Constellation Software, Inc. (Canada) 1,207 4,375,673
Indra Sistemas S.A. (Spain) 249,927 10,283,100
Murata Manufacturing Co. Ltd. (Japan) 122,708 1,818,288

OneAscent International Equity ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
COMMON STOCKS — 91.33% - continued Shares Fair Value
Technology — 29.05% - continued
Nomura Research Institute Ltd. (Japan) 144,281 $ 5,593,585
NXP Semiconductors NV (Netherlands) 17,911 3,423,329
QinetiQ Group plc (United Kingdom) 458,333 3,070,374
Rakus Co. Ltd. (Japan) 326,059 5,058,165
Screen Holdings Co. Ltd. (Japan) 56,406 4,057,591
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan Province
of China) 166,000 5,363,606
Topicus.com, Inc. (Canada)
(a)
30,973 4,050,886
Wise plc (United Kingdom)
(a)
367,383 5,439,961
61,175,817
Utilities — 1 .95%
Enel SpA (Italy) 446,427 4,097,823
Total Common Stocks (Cost $160,520,569) 192,323,780
WARRANTS - 0 .00%
(b)
Technology — 0 .00%
(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040
(c)
872 $ —
Total Warrants (Cost $0) —
Total Investments — 91 .33% (Cost $ 160,520,569 ) 192,323,780
Other Assets in Excess of Liabilities — 8.67% 18,249,856
NET ASSETS — 100.00% $ 210,573,636
(a) Non-income producing security.
(b) Less than 0.005%
(c) Security is currently being valued according to the fair value procedures of the Adviser, as Valuation
Designee, under oversight of the Board's Pricing & Liquidity Committee.
ADR - American Depositary Receipt

OneAscent Emerging Markets ETF
Schedule of Investments
May 31, 2025 - (Unaudited)
COMMON STOCKS — 85.87% Shares Fair Value
Communications — 3.20%
MakeMyTrip Ltd. (Mauritius)
(a)
15,466 $ 1,571,810
Consumer Discretionary — 9.94%
Ace Hardware Indonesia Tbk P.T. (Indonesia) 18,936,042 667,989
Coway Co. Ltd. (South Korea) 14,654 943,557
Haier Smart Home Co. Ltd., H Shares (China) 202,313 593,439
Hankook Tire & Technology Co. Ltd. (Korea (Republic of)) 30,464 849,489
KIA Corp. (Korea (Republic of)) 10,119 655,217
MercadoLibre, Inc. (Argentina)
(a)
456 1,168,861
4,878,552
Consumer Staples — 4.93%
Charoen Pokphand Foods PCL (Thailand) 764,780 570,697
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia) 1,332,990 891,386
Kimberly-Clark de Mexico SAB de CV (Mexico) 536,810 957,497
2,419,580
Energy — 1.04%
PTT Exploration & Production PCL (Thailand) 171,846 512,942
Financials — 10.80%
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 4,547,583 1,241,518
BB Seguridade Participacoes S.A. (Brazil) 146,600 965,306
HDFC Bank Ltd. - ADR (India) 19,783 1,491,440
NU Holdings Ltd., Class A (Taiwan Province of China)
(a)
82,484 990,633
Regional S.A.B. de C.V. (Mexico) 79,224 616,007
5,304,904
Health Care — 3.70%
Dentium Co. Ltd. (South Korea) 18,906 846,249
Hugel, Inc. (Korea (Republic Of))
(a)
4,027 968,344
1,814,593
Industrials — 13.31%
CJ Logistics Corp. (Korea (Republic of)) 15,898 925,782
Hanwha Aerospace Co. Ltd. (Korea (Republic of)) 3,652 2,145,170
LIG Nex1 Co. Ltd. (Korea (Republic of)) 6,887 2,139,920
Sporton International, Inc. (Taiwan Province of China) 83,400 509,964
Voltronic Power Technology Corp. (Taiwan Province of China) 18,000 811,948
6,532,784
Materials — 7.05%
GCC S.A.B. de C.V. (Mexico) 106,429 993,069
Harmony Gold Mining Co. Ltd. (South Africa) 123,852 1,761,384
Suzano S.A. - ADR (Brazil) 81,523 707,620
3,462,073
Real Estate — 2.51%
Central Pattana PCL (Thailand) 889,600 1,232,846
Technology — 29.39%
Accton Technology Corp. (Taiwan Province of China) 84,000 2,091,019
DB HiTek Co. Ltd. (South Korea) 17,681 499,438
eMemory Technology, Inc. (Taiwan Province of China) 6,000 482,157
Infosys Ltd. - ADR (India) 52,881 961,905

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)
COMMON STOCKS — 85.87% - continued Shares Fair Value
Technology — 29.39% - continued
MediaTek, Inc. (Taiwan Province of China) 39,000 $ 1,641,941
Samsung Electronics Co. Ltd. (South Korea) 59,873 2,437,123
Samsung SDI Co. Ltd. (South Korea) 1,838 224,846
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province of
China) 162,000 5,234,362
Wipro Ltd. - ADR (India) 296,633 854,303
14,427,094
Total Common Stocks (Cost $35,744,926) 42,157,178
RIGHT - 0 .05%
Industrials — 0.05%
Hanwha Aerospace Co. Ltd. 247 $ 22,720
Total Right (Cost $6,447) 22,720
Total Investments — 85.92% (Cost $35,751,373 ) 42,179,898
Other Assets in Excess of Liabilities — 14.08% 6,911,143
NET ASSETS — 100.00% $ 49,091,041
(a) Non-income producing security.
ADR - American Depositary Receipt

OneAscent Small Cap Core ETF
Schedule of Investments
May 31, 2025 - (Unaudited)

COMMON STOCKS — 99 .71 % Shares Fair Value
Communications — 2 .14%
Cogent Communications Holdings, Inc. 1,654 $ 75,604
IAC, Inc.
(a)
2,563 92,165
John Wiley & Sons, Inc., Class A 2,817 110,201
Lumen Technologies, Inc.
(a)
27,158 106,459
Telephone and Data Systems, Inc. 3,194 109,747
494,176
Consumer Discretionary — 17 .30%
Adtalem Global Education, Inc.
(a)
1,367 180,485
American Eagle Outfitters, Inc. 6,361 69,717
Asbury Automotive Group, Inc.
(a)
736 167,742
Bath & Body Works, Inc. 3,529 99,235
Boot Barn Holdings, Inc.
(a)
846 135,622
BorgWarner, Inc. 2,850 94,307
Buckle, Inc. (The) 2,213 94,296
Cavco Industries, Inc.
(a)
394 170,836
Champion Homes, Inc.
(a)
1,309 85,609
Cinemark Holdings, Inc. 2,206 74,497
Dana, Inc. 7,323 121,781
Eplus, Inc.
(a)
1,337 95,422
Etsy, Inc.
(a)
2,494 138,043
Fox Factory Holding Corp.
(a)
2,878 73,821
Gentherm, Inc.
(a)
1,776 48,600
Group 1 Automotive, Inc. 255 108,100
Hanesbrands, Inc.
(a)
9,364 46,352
Hertz Global Holdings, Inc.
(a)
4,758 31,165
HNI Corp. 2,960 137,729
KAR Auction Services, Inc.
(a)
6,660 152,713
KB Home 1,217 62,773
Kohl's Corp. 7,889 64,138
Kontoor Brands, Inc. 1,174 80,536
La-Z-Boy, Inc. 2,743 114,904
Marcus Corp. (The) 3,549 65,586
Meritage Homes Corp. 2,364 150,374
Newell Brands, Inc. 17,731 93,974
Oxford Industries, Inc. 1,062 57,008
Papa John's International, Inc. 1,921 86,925
Patrick Industries, Inc. 778 66,799
Phinia, Inc. 1,663 72,174
Shake Shack, Inc., Class A
(a)
1,250 162,237
Signet Jewelers Ltd. 1,258 83,745
Six Flags Entertainment Corp 2,742 92,022
St. Joe Co. (The) 2,702 120,806
Steven Madden Ltd. 3,212 79,176
Strategic Education, Inc. 925 84,388
Stride, Inc.
(a)
1,106 167,437
Wendy's Co. (The) 7,067 80,564

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)

COMMON STOCKS — 99.71% - continued Shares Fair Value
Consumer Discretionary — 17.30% - continued
Winnebago Industries, Inc. 2,526 $ 85,707
3,997,345
Consumer Staples — 1 .49%
Cal-Maine Foods, Inc. 968 92,860
Edgewell Personal Care Co. 3,404 94,019
National Beverage Corp. 1,776 80,328
United Natural Foods, Inc.
(a)
2,549 77,923
345,130
Energy — 3 .27%
Archrock, Inc. 6,216 154,778
Comstock Resources, Inc.
(a)
2,961 68,991
Liberty Oilfield Services, Inc., Class A 5,356 62,076
Nabors Industries Ltd.
(a)
1,233 31,824
Northern Oil and Gas, Inc. 2,890 76,816
Oceaneering International, Inc.
(a)
3,927 74,888
Patterson-UTI Energy, Inc. 14,787 81,624
SM Energy Co. 3,615 84,663
Sunrun, Inc.
(a)
6,999 52,423
Talos Energy, Inc.
(a)
8,317 66,869
754,952
Financials — 20 .63%
Air Lease Corp. 2,328 134,116
AMERISAFE, Inc. 2,738 129,973
BancFirst Corp. 1,554 192,238
Bank of Hawaii Corp. 2,220 147,652
Berkshire Hills Bancorp, Inc. 5,587 138,334
BGC Group, Inc., Class A 13,061 121,206
Bread Financial Holdings, Inc. 1,862 95,409
Columbia Banking System, Inc. 4,001 93,543
Comerica, Inc. 2,025 115,607
Essent Group Ltd. 2,479 143,782
First American Financial Corp. 2,222 124,010
First Hawaiian, Inc. 8,584 204,987
First Interstate BancSystem, Inc., Class A 5,106 138,628
GATX Corp. 851 135,513
Goldman Sachs, Inc. - BDC 7,915 89,677
Heritage Financial Corp. 7,402 173,059
Hilltop Holdings, Inc. 4,403 131,297
Independent Bank Corp. 2,891 177,797
Jackson Financial, Inc., Class A 1,964 160,871
Kearny Financial Corp. 18,564 111,941
Kennedy-Wilson Holdings, Inc. 25,825 164,505
Lincoln National Corp. 6,027 199,736
Marathon Digital Holdings, Inc.
(a)
7,619 107,580
Mr. Cooper Group, Inc.
(a)
1,702 220,461
Pacific Premier Bancorp, Inc. 6,660 141,192
Palomar Holdings, Inc.
(a)
814 139,577

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)

COMMON STOCKS — 99.71% - continued Shares Fair Value
Financials — 20.63% - continued
Piper Sandler Cos. 740 $ 186,073
Radian Group, Inc. 4,995 170,579
RLI Corp. 1,258 96,702
S&T Bancorp, Inc. 5,291 193,968
Stewart Information Services Corp. 1,665 100,466
United Community Banks, Inc. 6,845 196,725
Zions Bancorp. 1,887 89,368
4,766,572
Health Care — 9 .22%
ADMA Biologics, Inc.
(a)
5,972 118,485
Catalyst Pharmaceuticals, Inc.
(a)
2,911 72,659
Encompass Health Corp. 925 111,833
Ensign Group, Inc. (The) 901 132,681
Glaukos Corp.
(a)
1,473 138,889
ICU Medical, Inc.
(a)
707 95,346
Inspire Medical Systems, Inc.
(a)
753 104,065
Krystal Biotech, Inc.
(a)
764 96,233
LeMaitre Vascular, Inc. 1,227 100,859
Ligand Pharmaceuticals, Inc.
(a)
999 102,088
Merit Medical Systems, Inc.
(a)
1,919 182,363
National Healthcare Corp. 962 100,183
Pacira Pharmaceuticals, Inc.
(a)
2,812 72,662
Prestige Consumer Healthcare, Inc.
(a)
1,060 90,810
Protagonist Therapeutics, Inc.
(a)
1,420 67,407
RadNet, Inc.
(a)
2,072 119,119
Teleflex, Inc. 838 102,462
TG Therapeutics, Inc.
(a)
2,982 104,698
TransMedics Group, Inc.
(a)
840 106,781
Varex Imaging Corp.
(a)
5,735 43,987
Vericel Corp.
(a)
1,628 67,228
2,130,838
Industrials — 18 .16%
AAR Corp.
(a)
1,776 109,064
Advanced Energy Industries, Inc. 1,227 140,835
Aerovironment, Inc.
(a)
740 131,742
Alamo Group, Inc. 851 168,532
Alaska Air Group, Inc.
(a)
2,512 127,937
Badger Meter, Inc. 1,036 257,156
Cactus, Inc., Class A 1,745 71,545
CSW Industrials, Inc. 375 114,671
Douglas Dynamics, Inc. 4,105 112,846
Dycom Industries, Inc.
(a)
814 187,154
Everus Contruction Group, Inc.
(a)
1,324 76,673
Federal Signal Corp. 1,365 128,406
Frontdoor, Inc.
(a)
2,477 136,260
Gates Industrial Corp. plc
(a)
5,269 111,439
Granite Construction, Inc. 1,768 158,148

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)

COMMON STOCKS — 99.71% - continued Shares Fair Value
Industrials — 18.16% - continued
Heartland Express, Inc. 12,432 $ 111,266
Hillenbrand, Inc. 3,590 70,149
Installed Building Products, Inc. 740 118,015
Itron, Inc.
(a)
1,659 191,780
JetBlue Airways Corp.
(a)
13,183 66,574
Kratos Defense & Security Solutions, Inc.
(a)
3,653 134,760
Moog, Inc., Class A 595 110,259
Mueller Industries, Inc. 1,345 104,735
MYR Group, Inc.
(a)
740 116,069
Resideo Technologies, Inc.
(a)
2,901 60,051
Robert Half International, Inc. 2,591 118,642
RXO, Inc.
(a)
4,777 74,187
SkyWest, Inc.
(a)
325 32,971
SPX Technologies, Inc.
(a)
1,589 241,671
Sterling Construction Co., Inc.
(a)
766 144,016
Trinity Industries, Inc. 4,112 105,843
Triumph Group, Inc.
(a)
1,971 50,832
UniFirst Corp. 964 181,772
WillScot Mobile Mini Holdings Corp., Class A 4,802 129,414
4,195,414
Materials — 7 .06%
Alpha Metallurgical Resources, Inc.
(a)
307 34,396
Apogee Enterprises, Inc. 1,554 60,062
Balchem Corp. 519 86,517
Boise Cascade Co. 1,221 106,081
Chemours Co. (The) 6,367 64,498
Core Natural Resources, Inc. 1,135 78,656
Element Solutions, Inc. 4,446 95,055
FMC Corp. 2,961 120,098
Greif, Inc., Class B 1,702 102,546
Hawkins, Inc. 846 112,933
Ingevity Corp.
(a)
1,578 65,282
Innospec, Inc. 1,443 122,770
MP Materials Corp.
(a)
3,297 71,842
Rogers Corp.
(a)
934 62,176
Sealed Air Corp. 4,995 160,839
Stepan Co. 1,813 98,428
SunCoke Energy, Inc. 7,289 59,332
Sylvamo Corp. 1,184 62,716
Warrior Met Coal, Inc. 1,480 67,266
1,631,493
Real Estate — 4 .71%
Cushman & Wakefield PLC
(a)
15,881 159,287
eXp World Holdings, Inc. 6,026 51,342
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 3,811 95,466
Howard Hughes Holdings, Inc.
(a)
2,036 139,079
Jones Lang LaSalle, Inc.
(a)
549 122,262

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)

COMMON STOCKS — 99.71% - continued Shares Fair Value
Real Estate — 4.71% - continued
Marcus & Millichap, Inc. 4,039 $ 116,364
Matson, Inc. 1,221 137,789
Newmark Group, Inc., Class A 9,316 102,569
REX Holdings, Inc., Class A
(a)
10,311 77,848
RMR Group, Inc. (The), Class A 5,664 85,526
1,087,532
Technology — 12 .18%
A10 Networks, Inc. 4,995 86,214
ACI Worldwide, Inc.
(a)
2,474 114,447
Amentum Holdings, Inc.
(a)
3,466 71,608
Axcelis Technologies, Inc.
(a)
1,107 62,368
Box, Inc., Class A
(a)
3,397 128,475
Calix, Inc.
(a)
2,324 107,462
Cleanspark, Inc.
(a)
7,042 60,772
Cohu, Inc.
(a)
4,300 73,401
DoubleVerify Holdings, Inc.
(a)
5,034 69,167
DXC Technology Co.
(a)
4,889 74,313
F5, Inc.
(a)
343 97,885
FormFactor, Inc.
(a)
2,991 89,281
Insight Enterprises, Inc.
(a)
888 115,786
InterDigital, Inc. 817 177,502
LiveRamp Holdings, Inc.
(a)
2,886 94,026
N-Able, Inc.
(a)
7,424 57,833
NCR Atleos Corp.
(a)
2,046 54,239
NetScout Systems, Inc.
(a)
5,254 120,001
Omnicell, Inc.
(a)
1,931 58,644
Photronics, Inc.
(a)
3,404 56,881
Privia Health Group, Inc.
(a)
3,028 68,917
Progress Software Corp. 2,916 179,509
Qorvo, Inc.
(a)
2,083 158,350
Semtech Corp.
(a)
2,723 101,650
SiTime Corp.
(a)
563 110,387
SPS Commerce, Inc.
(a)
1,110 156,244
Veeco Instruments, Inc.
(a)
2,664 51,442
Viavi Solutions, Inc.
(a)
14,208 129,435
Vishay Intertechnology, Inc. 6,216 87,459
2,813,698
Utilities — 3 .55%
American States Water Co. 1,961 154,664
Avista Corp. 4,662 179,534
Chesapeake Utilities Corp. 1,258 153,715
Northwest Natural Holding Co. 3,737 153,105
NorthWestern Energy Group, Inc. 3,256 180,154
821,172

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
May 31, 2025 - (Unaudited)

Total Common Stocks/ Investments — 99 .71% (Cost $ 23,631,451 ) $ 23,038,322
Other Assets in Excess of Liabilities — 0.29% 66,229
NET ASSETS — 100.00% $ 23,104,551
(a) Non-income producing security.
BDC - Business Development Company